Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,588	$ 1,400
Realized	4	(25)
Unrealized	(6)	(19)
Net unrealized gains (losses) included in OCI	38	29
Transfer in to Level 3	39
Transfer out of Level 3	(21)	(34)
Purchases/Issuances	369	775
Sales/Settlements	(589)	(538)
Closing balance	1,422	1,588
Opening balance	(1,009)	(294)
Realized	(56)	(359)
Unrealized	(1,249)	(541)
Transfer in to Level 3	(1)	(41)
Transfer out of Level 3	89	38
Purchases/Issuances	(231)	(193)
Sales/Settlements	462	381
Closing balance	(1,995)	(1,009)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(742)	4
Realized	(68)	(340)
Unrealized	58	(541)
Transfer in to Level 3		(15)
Transfer out of Level 3	3	(14)
Purchases/Issuances	(131)	(93)
Sales/Settlements	471	257
Closing balance	(409)	(742)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(136)	(28)
Unrealized	(1,288)	(28)
Transfer in to Level 3		(26)
Transfer out of Level 3	11	(6)
Purchases/Issuances	(95)	(31)
Sales/Settlements	(25)	(17)
Closing balance	(1,533)	(136)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	35	48
Unrealized	(46)	1
Transfer in to Level 3	27
Transfer out of Level 3		(2)
Purchases/Issuances	1	3
Sales/Settlements	1	(15)
Closing balance	18	35
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(54)	(107)
Realized	8	22
Unrealized	(4)	34
Sales/Settlements		(3)
Closing balance	(50)	(54)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	49	98
Realized	(8)	(22)
Unrealized	4	(27)
Closing balance	45	49
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(77)	(163)
Realized	4	(41)
Unrealized	(15)	(6)
Transfer in to Level 3	(1)
Transfer out of Level 3	75	58
Purchases/Issuances	(5)	(69)
Sales/Settlements	16	144
Closing balance	(3)	(77)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	13	212
Realized	1	(3)
Unrealized	(2)	2
Transfer in to Level 3	12
Transfer out of Level 3	(21)	(32)
Purchases/Issuances	3	10
Sales/Settlements	(2)	(176)
Closing balance	4	13
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	396	256
Realized	11
Unrealized	53	(5)
Net unrealized gains (losses) included in OCI	(21)	80
Purchases/Issuances	102	160
Sales/Settlements	(82)	(95)
Closing balance	459	396
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	55	135
Purchases/Issuances	205	44
Sales/Settlements	(53)	(124)
Closing balance	207	55
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	25
Unrealized		13
Purchases/Issuances		2
Sales/Settlements		(38)
Closing balance	2	2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,038	626
Unrealized	(15)	(3)
Net unrealized gains (losses) included in OCI	59	(51)
Purchases/Issuances	58	556
Sales/Settlements	(453)	(90)
Closing balance	$ 687	$ 1,038